Insurance and reinsurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Market variables:
1% increase in market interest rates impact on net income and total equity	$ (10)	$ 3
1% decrease in market interest rates impact on net income and total equity	5	(2)
10% increase in equity market values impact on net income and total equity	2
10% increase in equity market values impact on CSM	14	16
10% decrease in equity market values impact on net income and total equity	(2)
10% decrease in equity market values impact on CSM	(16)	(18)
Non-financial variables:
2% adverse change in life mortality rates impact on net income and total equity	(32)	(45)
2% adverse change in life mortality rates impact on CSM	(17)	(17)
2% adverse change in annuitant mortality rates impact on CSM	(147)	(151)
2% adverse change in annuitant mortality rates impact on net income and total equity	(12)	(1)
5% adverse change in morbidity rates impact on net income and total equity	(61)	(57)
5% adverse change in morbidity rates impact on CSM	(187)	(179)
10% adverse change in lapse rates impact on net income and total equity	(21)	(16)
10% adverse change in lapse rates impact on CSM	(360)	(334)
5% increase in expenses impact on net income and total equity	(6)	(5)
5% increase in expenses impact on CSM	$ (53)	$ (52)